Consolidated Statements of Cash Flows - Parenthetical (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement Of Cash Flows [Line Items]
Trade and other payables	$ 54,840
Subsidiary notes payable	2,345
Non-controlling interests	(5,369)
Total equity	547,589
Investment retained in deconsolidated subsidiary	(32,060)
Gain on deconsolidation	27,251
Deconsolidated former subsidiary operating companies
Statement Of Cash Flows [Line Items]
Trade and other payables	1,407
Subsidiary notes payable	3,403
Subsidiary preferred shares	15,853
Other assets and liabilities, net	123
Non-controlling interests	(11,904)
Total equity	8,882
Investment retained in deconsolidated subsidiary	18,848
Gain on deconsolidation	(27,251)
Cash in deconsolidated subsidiary	$ 479